Note 5 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lessee, Operating Lease, Renewal Term	8 years
Operating Lease, Expense	$ 32,161	$ 26,784
Minimum [Member]
Lessee, Operating Lease, Remaining Lease Term	1 year
Maximum [Member]
Lessee, Operating Lease, Remaining Lease Term	10 years